Other Debt - Other Debt (Details) (USD $)	Dec. 31, 2013	Nov. 05, 2013 CapLease [Member]	Dec. 31, 2013 CapLease [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Other debt		$ 114,208,000	$ 19,200,000
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Long-term Debt, Fair Value			19,300,000
Long-term Debt	1,108,316,000		19,300,000
Debt Instrument, Unamortized Discount			$ (3,500,000)